Lease - Schedule of Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Jan. 01, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease ROU assets	$ 15,653	$ 17,332	$ 0
Operating lease liabilities, current	5,003		0
Operating lease liabilities, long-term	$ 10,353		$ 0
Weighted average remaining lease term (in years)	3 years 9 months 29 days
Weighted average discount rate	1.57%